OTHER ACCOUNTS RECEIVABLE - Disclosure of detailed information about other accounts receivable (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other accounts receivable [Abstract]
Prepaid expenses	$ 472	$ 266
Government authorities	75	187
Related parties	36	63
Other receivables	106	0
Total other accounts receivable	$ 689	$ 516